Non-current and current financial debts - Additional information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 24	$ 23	$ 48	$ 46
Local facilities (Japan) | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings term			1 year
Local facilities (Japan) | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings term			2 years